Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Capital Ship Management Corp	Jun. 30, 2012 Capital Ship Management Corp	Mar. 31, 2013 Capital Product Partners LP Initial Fee Payable March 2010	Jun. 30, 2013 Capital Product Partners LP Adjusted Fee Payable
Related Party Transaction [Line Items]
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Management agreement termination fees			$ 9,000	$ 9,654
Additional fees related to unforeseen events	$ 389	$ 1,016